ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities at December 31 were as follows:

	2015	2014
Trade payables	$81,879	$75,452
Inventory commitment reserve	1,866	1,777
Accrued royalties	9,750	18,895
Accrued payroll and related liabilities	10,879	11,300
Taxes payable (including sales taxes)	2,501	4,742
Product warranties (note 26(b)(iii))	7,362	5,951
Other	14,300	10,079
	$128,537	$128,196